Provisions, contingent liabilities, contingent assets and credit commitments - Contingent liabilities (Details) - Guarantees	Sep. 30, 2020 AUD ($)
Contingent liabilities
Maximum deposits insured under FCS	$ 250,000
Maximum percentage of FCS levy	0.50%
Parent Entity
Contingent liabilities
Maximum guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements	$ 40,000,000